Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During the period from January 1 to April 19, 2024, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy. These amounts are reflected in the table below:

Date	Strengthening of financial position
January 12	Ps.	22,479,358
February 12	32,391,756
March 7	13,997,554
March 26	5,857,845
March 26	2,510,505
April 8	5,632,399
Total	Ps.	82,869,417
On February 13, 2024, the Mexican Government issued a decree in the Official Gazette of the Federation suspending the collection of PEMEX’s Profit-sharing Duty and Hydrocarbon extraction duty for the months of October, November and December 2023 and January 2024, which is reflected in a decrease in duties by Ps. 91,348,348 in 2023 and Ps. 20,646,242 in 2024 as follows:

Month	Profit-sharing Duty		Hydrocarbons Extraction Duty	Total
October 2023	Ps.	29,228,879	6,916,436	Ps.	36,145,315
November 2023	23,360,759		5,986,270	29,347,029
December 2023	20,917,900		4,938,104	25,856,004
Total tax decree applicable in 2023	Ps.	73,507,538	17,840,810	Ps.	91,348,348
January 2024	15,742,429		4,903,813	20,646,242
Total tax decree applicable to 2024	Ps.	15,742,429	4,903,813	Ps.	20,646,242
Total of tax decree granted	Ps.	89,249,967	22,744,623	Ps.	111,994,590